FUTURE MINIMUM RENTS (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future Contracted Minimum Rental Revenue [Abstract]
2018	$ 82,398
2019	85,240
2020	88,180
2021	91,222
2022	94,370
Thereafter	887,592
Total	$ 1,329,002